Right of use assets and lease liabilities	12 Months Ended
Jun. 30, 2025
Right Of Use Assets And Lease Liabilities
Right of use assets and lease liabilities

14. Right of use assets and lease liabilities

Right of use assets

Buildings A$
Gross carrying amount
Balance as at 1 July 2024	550,835
Additions	-
Disposals	-
Balance as at 30 June 2025	550,835

Depreciation and impairment
Balance as at 1 July 2024	(270,025)
Additions	-
Depreciation	(116,197)
Balance as at 30 June 2025	(386,222)

Carrying amount as at 30 June 2025	164,613

Lease liabilities

Lease liabilities are presented in the consolidated statement of financial position as follows:

	Consolidated Group
	2025 A$	2024 A$
Current	141,174	128,669
Non-current	62,736	203,909
	203,910	332,578

The Company has a lease for office space. This lease is reflected in the consolidated financial statement of financial position as a right-of-use asset and a lease liability. For the lease over the office space, the Company must keep this property in a good state of repair and return the property in their original condition at the end of lease.

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Office	1	1-2 years	1.4 years	-	-	-	-

The lease liabilities are secured by the related underlying right of use assets. Future minimum lease payments at 30 June 2025 were as follows:

	Within 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Lease payments	151,716	63,917	-	-	-	215,633
Finance charges	(10,542)	(1,181)	-	-	-	(11,723)
Net present value	141,174	62,736	-	-	-	203,910